Derivatives - Hedges (Details) € in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 EUR (€)
Derivatives
Net gains (losses) on investments	$ 1,949.5	$ (1,573.2)
4.95% due March 3, 2025 (Cdn$348.6)
Derivatives
Borrowings, principal			$ 348.6
Interest rate	4.95%		4.95%	4.95%
Hedges of net investment in Canadian subsidiaries | Unsecured senior notes
Derivatives
Principal amount of hedged item			$ 2,788.6		$ 2,800.0
Fair value of hedged item	$ 2,061.1	1,926.8
Net gains (losses) on investments	(56.6)	149.5
Hedges of net investment in European operations | Unsecured senior notes
Derivatives
Principal amount of hedged item | €				€ 750.0		€ 750.0
Fair value of hedged item	791.9	698.3
Net gains (losses) on investments	$ (27.8)	$ 51.8